Employee Benefit Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plans

16. Employee Benefit Plans

The Company maintains several different retirement plans for its operations in the United States, Europe and Asia. This footnote describes those retirement plans that are maintained for the Company’s US-based employees. The current plans are based largely upon benefit plans that MTW maintained prior to the Spin-Off. The Company has established a Retirement Plan Committee to manage the operations and administration of all retirement plans and related trusts.

Defined Benefit Plans

Prior to December 31, 2015, MTW maintained two defined benefit pension plans for its eligible employees and retirees: (1) The Manitowoc Company, Inc. Pension Plan (the “MTW Pension”); and (2) The Manitowoc Company, Inc. Supplemental Executive Retirement Plan (the “MTW SERP”). The MTW Pension Plan and the MTW SERP (together, the “MTW DB Plans”) covered eligible employees of MTW, including MTW’s Cranes business and foodservice business. The MTW Pension Plan is frozen to new participants and future benefit accruals.

Effective January 1, 2016, a portion of each MTW DB Plan was spun off to create separate plans for MTW’s Foodservice business: (1) the Manitowoc Foodservice Pension Plan (the “MFS Pension Plan”); and (2) the Manitowoc Foodservice Supplemental Executive Retirement Plan (the “MFS SERP”). The MFS Pension Plan and the MFS SERP (together, the “MFS DB Plans”) were initially sponsored by Manitowoc FSG U.S. Holding, LLC. MFS assumed sponsorship of the MFS DB Pension Plans on March 4, 2016. MFS no longer participates in the MTW DB Plans. The MFS DB Plans are substantially similar to the former MTW DB Plans.

When comparing the current financial information to financial statements for prior years, it is important to distinguish between: (1) the defined benefit plan that also covered employees of MTW and other MTW subsidiaries (the “Shared Plans”); and (2) the defined benefit plans which are sponsored directly by MFS or its subsidiaries and offered only to MFS employees or retirees (the “Direct Plans”).

MFS accounted for the Shared Plans for the purpose of the consolidated (condensed) financial statements as a multiemployer plan. Accordingly, MFS did not record an asset or liability to recognize the funded status of the Shared Plans. However, the costs associated with these Shared Plans of $0.1 million and $0.8 million for the six months ended June 30, 2016 and 2015, respectively, are reflected on the MFS consolidated (condensed) statement of operations. This expense reflects an approximation of MFS’ portion of the costs of the Shared Plans as well as costs attributable to MTW corporate employees, which have been allocated to the MFS consolidated (condensed) statement of operations based on methodology deemed reasonable by management.

During the six months ended June 30, 2016, MFS assumed certain pension obligations of $55.6 million and related plan assets of $34.1 million, and certain postretirement health obligations of $6.8 million, to newly-created single employer plans for MFS employees and certain other MTW-sponsored pension plans, as described above. This net transfer of approximately $28.3 million was treated as a non-cash transaction between the Company and MTW. The Company also assumed after-tax deferred gains of $6.1 million related to these plans, which were recorded in AOCI.

The Direct Plans are accounted for as defined benefit plans. Accordingly, the funded and unfunded position of each Direct Plan is recorded in MFS consolidated (condensed) balance sheets and the income and expenses recorded in the consolidated (condensed) statements of operations. Actuarial gains and losses that have not yet been recognized through income are recorded in accumulated other comprehensive (loss) income net of taxes until they are amortized as a component of net periodic benefit cost. The determination of benefit obligations and the recognition of expenses related to the Direct Plans are dependent on various assumptions. The major assumptions primarily relate to discount rates, long-term expected rates of return on plan assets, and future compensation increases. Management develops each assumption using relevant company experience in conjunction with market-related data for each individual country in which such plans exist.

The components of periodic benefit costs for the Direct Plans for the three and six months ended June 30, 2016 and 2015 are as follows:

	Three Months Ended June 30, 2016		Six Months Ended June 30, 2016
(in millions)	Pension Plans	Postretirement Health and Other Plans	Pension Plans	Postretirement Health and Other Plans
Service cost—benefits earned during the period	$0.1	$—	$0.1	$—
Interest cost of projected benefit obligations	2.1	0.1	4.3	0.2
Expected return on plan assets	(1.6)	—	(3.2)	—
Amortization of actuarial net loss	0.7	—	1.3	—

Net periodic benefit costs	$1.3	$0.1	$2.5	$0.2

	Three Months Ended June 30, 2015		Six Months Ended June 30, 2015
(in millions)	Pension Plans	Postretirement Health and Other Plans	Pension Plans	Postretirement Health and Other Plans
Service cost—benefits earned during the period	$0.1	$—	$0.2	$—
Interest cost of projected benefit obligations	1.6	0.1	3.2	0.1
Expected return on plan assets	(1.4)	—	(2.7)	—
Amortization of actuarial net loss	0.3	—	0.6	—

Net periodic benefit costs	$0.6	$0.1	$1.3	$0.1

Defined Contribution Plans

Prior to December 31, 2015, MTW maintained three defined contribution retirement plans for its eligible employees and retirees: (1) The Manitowoc Company, Inc. 401(k) Retirement Plan (the “MTW 401(k) Retirement Plan”); (2) The Manitowoc Company, Inc. Retirement Savings Plan (the “MTW Retirement Savings Plan”); and (3) The Manitowoc Company, Inc. Deferred Compensation Plan (the “MTW Deferred Compensation Plan”). The MTW 401(k) Retirement Plan, the MTW Retirement Savings Plan and the MTW Deferred Compensation Plan (together, the “MTW DC Plans”) covered eligible employees of MTW, including MTW’s Cranes business and Foodservice business.

Effective January 1, 2016, a portion of each MTW DC Plan was spun off to create separate plans for MTW’s Foodservice business: (1) the Manitowoc Foodservice 401(k) Retirement Plan (the “MFS 401(k) Retirement Plan”); (2) the Manitowoc Foodservice Retirement Savings Plan (the “MFS Retirement Savings Plan”); and (3) the Manitowoc Foodservice Deferred Compensation Plan (the “MFS Deferred Compensation Plan”). The MFS 401(k) Retirement Plan, the MFS Retirement Savings Plan and the MFS Deferred Compensation Plan (together, the “MFS DC Plans”) were initially sponsored by Manitowoc FSG U.S. Holding, LLC. MFS assumed sponsorship of the MFS DC Pension Plans on March 4, 2016. MFS no longer participates in the MTW DC Plans. The MFS DC Plans are substantially similar to the former MTW DB Plans.

The MTW DC Plans and the MFS DC Plans result in individual participant balances that reflect a combination of amounts contributed by MTW/MFS or deferred by the participant, amounts invested at the direction of either the company or the participant, and the continuing reinvestment of returns until the accounts are distributed.

19. Employee Benefit Plans

Defined Contribution Plans

MTW maintains three defined contribution retirement plans for its employees: (1) The Manitowoc Company, Inc. 401(k) Retirement Plan (the “MTW 401(k) Retirement Plan”); (2) The Manitowoc Company, Inc. Retirement Savings Plan (the “MTW Retirement Savings Plan”); and (3) The Manitowoc Company, Inc. Deferred Compensation Plan (the “MTW Deferred Compensation Plan”). Each plan results in individual participant balances that reflect a combination of amounts contributed by MTW or deferred by the participant, amounts invested at the direction of either the company or the participant, and the continuing reinvestment of returns until the accounts are distributed.

MTW 401(k) Retirement Plan The MTW 401(k) Retirement Plan is a tax-qualified retirement plan that is available to substantially all non-union U.S. employees of MTW, its subsidiaries and related entities. The Company merged the accounts of non-union participants in the Enodis Corporation 401(k) Plan with and into the MTW 401(k) Retirement Plan on December 31, 2009.

The MTW 401(k) Retirement Plan allows employees to make both pre- and post-tax elective deferrals, subject to certain limitations under the Internal Revenue Code of 1986, as amended (the “Tax Code”). MTW also has the right to make the following additional contributions: (1) a matching contribution based upon individual employee deferrals and (2) an additional contribution based on MTW’s performance metrics. Each participant in the MTW 401(k) Retirement Plan is allowed to direct the investment of that participant’s account among a diverse mix of investment funds, including a company stock alternative. To the extent that any funds are invested in MTW stock, that portion of the MTW 401(k) Retirement Plan is an employee stock ownership plan, as defined under the Tax Code (an “ESOP”).

The terms governing the retirement benefits under the MTW 401(k) Retirement Plan are the same for MTW’s executive officers as they are for other eligible employees in the United States.

As of March 4, 2016, MFS holds its own 401 (K) Retirement Plan and no longer participates in the MTW 401 (K) Retirement Plan. The composition of the MFS plan is substantially the same as the former MTW plan.

MTW Retirement Savings Plan The MTW Retirement Savings Plan is a tax-qualified retirement plan that is available to certain collectively bargained U.S. employees of MTW, its subsidiaries and related entities. MTW merged the following plans with and into the MTW Retirement Savings Plan on December 31, 2009: (1) The Manitowoc Cranes, Inc. Hourly-Paid Employees’ Deferred Profit-Sharing Plan; (2) the Manitowoc Ice, Inc. Hourly-Paid Employees’ Deferred Profit-Sharing Plan; and (3) the accounts of collectively bargained participants in the Enodis Corporation 401(k) Plan.

The MTW Retirement Savings Plan allows employees to make both pre- and post-tax elective deferrals, subject to certain limitations under the Tax Code. MTW also has the right to make the following additional contributions: (1) a matching contribution based upon individual employee deferrals; and (2) an additional discretionary or fixed company contribution. Each participant in the MTW Retirement Savings Plan is allowed to direct the investment of that participant’s account among a diverse mix of investment funds, including a company stock alternative. To the extent that any funds are invested in MTW stock, that portion of the MTW Retirement Savings Plan is an ESOP.

MTW’s executive officers are not eligible to participate in the MTW Retirement Savings Plan. MTW contributions to the plans are based upon formulas contained in the plans. For both plans mentioned above, MFS’ portion of total costs incurred under these plans were $1.5 million, $3.7 million and $4.0 million for the years ended December 31, 2015, 2014 and 2013, respectively.

As of March 4, 2016, MFS holds its own Retirement Savings Plan and no longer participates in the MTW Retirement Savings Plan. The composition of the MFS plan is substantially the same as the former MTW plan.

MTW Deferred Compensation Plan The MTW Deferred Compensation Plan is a non-tax-qualified supplemental deferred compensation plan for highly compensated and key management employees and for directors. On December 31, 2009, MTW merged the Enodis Corporation Supplemental Executive Retirement Plan, another defined contribution deferred compensation plan, with and into the MTW Deferred Compensation Plan. MTW maintains the MTW Deferred Compensation Plan to allow eligible individuals to save for retirement in a tax-efficient manner despite Tax Code restrictions that would otherwise impair their ability to do so under the MTW 401(k) Retirement Plan. The MTW Deferred Compensation Plan also assists MTW in retaining those key employees and directors.

The MTW Deferred Compensation Plan accounts are credited with: (1) elective deferrals made at the request of the individual participant; and/or (2) a discretionary company contribution for each individual participant. Although unfunded within the meaning of the Tax Code, the MTW Deferred Compensation Plan utilizes a rabbi trust to hold assets intended to satisfy MTW’s corresponding future benefit obligations. Each participant in the MTW Deferred Compensation Plan is credited with interest based upon individual elections from amongst a diverse mix of investment funds that are intended to reflect investment funds similar to those offered under the MTW 401(k) Retirement Plan, including company stock. Participants do not receive preferential or above-market rates of return under the MTW Deferred Compensation Plan.

None of MTW’s deferred compensation plan assets or obligations have been reflected in the combined balance sheet of MFS, because MFS is not a party to the obligation between MTW and key management employees and directors.

As of March 4, 2016, MFS holds its own Deferred Compensation Plan and no longer participates in the MTW Deferred Compensation Plan. The composition of the MFS plan is substantially the same as the former MTW plan.

Defined Benefit Plans

Shared Plans

Certain U.S. employees of MFS participate in pension and other postretirement benefit plans (the “Shared Plans”) sponsored by MTW, which include participants of other MTW subsidiaries. MFS accounts for these Shared Plans for the purpose of the combined financial statements as a multiemployer plan. Accordingly, MFS does not record an asset or liability to recognize the funded status of the Shared Plans as MFS is not a party to the obligation between MTW and the participants of the multiemployer plan. However, the costs associated with these Shared Plans of $1.6 million, $1.0 million, and $0.8 million, for the years ended December 31, 2015, 2014, and 2013, respectively, are reflected on the MFS combined statement of operations. This expense reflects an approximation of MFS’ portion of the costs of the Shared Plans as well as costs attributable to MTW corporate employees, which have been allocated to the MFS combined statement of operations based on methodology deemed reasonable by management.

As of March 4, 2016, MFS holds its own Defined Benefit Plan and no longer participates in the MTW Defined Benefit Plan. The composition of the MFS plan is substantially the same as the former MTW plan.

Direct Plans

Certain MFS subsidiaries sponsor their own pension and other postretirement benefit plans (the “Direct Plans”), which are accounted for as defined benefit plans. Accordingly, the funded and unfunded position of each Direct Plan is recorded in our combined balance sheets. Actuarial gains and losses that have not yet been recognized through income are recorded in accumulated other comprehensive income net of taxes until they are amortized as a component of net periodic benefit cost. The determination of benefit obligations and the recognition of expenses related to the Direct Plans are dependent on various assumptions. The major assumptions primarily relate to discount rates, long-term expected rates of return on plan assets, and future compensation increases. Management develops each assumption using relevant company experience in conjunction with market-related data for each individual country in which such plans exist.

The components of period benefit costs for the Direct Plans for the years ended December 31, 2015, 2014 and 2013 are as follows:

	Pension Plans			Postretirement Health and Other
(in millions)	2015	2014	2013	2015	2014	2013
Service cost - benefits earned during the year	$0.4	$0.5	$0.5	$—	$—	$0.1
Interest cost of projected benefit obligation	6.5	8.1	6.8	0.1	0.2	0.2
Expected return on assets	(5.4)	(7.1)	(5.5)	—	—	—
Amortization of prior service cost	—	—	—	—	(0.3)	(0.1)
Amortization of actuarial net loss (gain)	1.2	0.9	1.3	(0.1)	(0.1)	—
Curtailment gain recognized	—	—	—	—	—	(0.8)

Net periodic benefit cost	$2.7	$2.4	$3.1	$—	$(0.2)	$(0.6)

Weighted average assumptions:
Discount rate	3.5%	4.4%	4.0%	3.7%	4.5%	3.6%
Expected return on plan assets	3.5%	4.5%	3.9%	N/A	N/A	N/A
Rate of compensation increase	4.0%	4.0%	3.5%	1.5%	1.5%	3.0%

The prior service costs are amortized on a straight-line basis over the average remaining service period of active participants. Gains and losses in excess of 10% of the greater of the benefit obligation and the market-related value of assets are amortized over the average remaining service period of active participants.

To develop the expected long-term rate of return on assets assumptions, MFS considered the historical returns and future expectations for returns in each asset class, as well as targeted asset allocation percentages within the pension portfolio.

The following is a reconciliation of the changes in benefit obligation, the changes in plan assets, and the funded status of the Direct Plans as of December 31, 2015 and 2014:

	Pension Plans		Postretirement Health and Other
(in millions)	2015	2014	2015	2014
Change in Benefit Obligation
Benefit obligation, beginning of year	$195.0	$186.0	$2.8	$3.3
Service cost	0.4	0.5	—	—
Interest cost	6.5	8.1	0.1	0.2
Participant contributions	—	0.1	0.3	0.3
Medicare subsidies received	—	—	—	0.1
Plan settlements	—	1.7	—	—
Actuarial (gain) loss	(5.5)	19.3	0.7	(0.5)
Currency translation adjustment	(8.8)	(10.0)	(0.2)	(0.1)
Benefits paid	(10.4)	(10.7)	(0.5)	(0.5)

Benefit obligation, end of year	$177.2	$195.0	$3.2	$2.8

Change in Plan Assets
Fair value of plan assets, beginning of year	$162.1	$159.5	$—	$—
Actual return on plan assets	0.6	18.6	—	—
Employer contributions	3.1	3.1	0.2	0.1
Participant contributions	—	0.1	0.3	0.3
Medicare subsidies received	—	—	—	0.1
Currency translation adjustment	(7.5)	(8.5)	—	—
Benefits paid	(10.4)	(10.7)	(0.5)	(0.5)

Fair value of plan assets, end of year	147.9	162.1	—	—

Funded status	$(29.3)	$(32.9)	$(3.2)	$(2.8)

Amounts recognized in the Combined Balance sheet at December 31
Pension asset	$—	$—	$—	$—
Pension obligation	(29.3)	(32.9)	—	—
Postretirement health and other benefit obligations	—	—	(3.2)	(2.8)

Net amount recognized	$(29.3)	$(32.9)	$(3.2)	$(2.8)

Weighted-Average Assumptions
Discount rate	3.7%	3.5%	3.9%	3.7%
Expected return on plan assets	3.5%	4.5%	N/A	N/A
Rate of compensation increase	4.0%	4.0%	1.5%	1.5%

Amounts recognized in accumulated other comprehensive income as of December 31, 2015 and 2014, consist of the following:

	Pensions		Postretirement Health and Other
(in millions)	2015	2014	2015	2014
Net actuarial gain (loss)	$(35.1)	$(38.7)	$—	$0.9

Total amount recognized	$(35.1)	$(38.7)	$—	$0.9

We expect to recognize $1.2 million of net periodic benefit cost for the pension plan during the next fiscal year, which cost is currently included in accumulated other comprehensive income and no gain is expected to be recognized for the postretirement health and other plans. For measurement purposes, a 6.7% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2015. The rate was assumed to decrease gradually to 4.5% for 2027 and remain at that level thereafter. Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. The following table summarizes the sensitivity of our December 31, 2015 retirement obligations and 2016 retirement benefit costs of our plans to changes in the key assumptions used to determine those results (in millions):

Change in assumption:	Estimated increase (decrease) in 2016 Pension Cost	Estimated increase (decrease) in Projected Benefit Obligation for the year ended December 31, 2015	Estimated increase (decrease) in 2016 Other Postretirement Benefit Costs	Estimated increase (decrease) in Other Postretirement Benefit Obligation for the year ended December 31, 2015
0.5% increase in discount rate	$(0.3)	$(10.8)	$—	$(0.1)
0.5% decrease in discount rate	0.2	11.6	—	0.2
0.5% increase in long-term return on assets	(0.7)	N/A	N/A	N/A
0.5% decrease in long-term return on assets	0.7	N/A	N/A	N/A
1.0% increase in medical trend rates	N/A	N/A	0.1	0.2
1.0% decrease in medical trend rates	N/A	N/A	—	(0.2)

It is reasonably possible that the estimate for future retirement and health costs may change in the near future due to changes in the health care environment or changes in interest rates that may arise. Presently, there is no reliable means to estimate the amount of any such potential changes.

The weighted-average asset allocations of the pension plans at December 31, 2015 and 2014, by asset category are as follows

	2015	2014
Equity	10.2%	15.0%
Debt Securities	28.9%	23.8%
Other	60.9%	61.2%

	100.0%	100.0%

Investment Strategy

Certain MFS subsidiaries sponsor their own pension and other postretirement benefit plans (the “Direct Plans”), which are accounted for as defined benefit plans.

The overall objective of MFS’ pension assets is to earn a rate of return over time to satisfy the benefit obligations of the pension plans and to maintain sufficient liquidity to pay benefits and address other cash requirements of the pension fund. Specific investment objectives for our long-term investment strategy include reducing the volatility of pension assets relative to pension liabilities, achieving a competitive, total investment return, achieving diversification between and within asset classes and managing other risks. Investment objectives for each asset class are determined based on specific risks and investment opportunities identified.

MFS reviews its long-term, strategic asset allocations annually. MFS uses various analytics to determine the optimal asset mix and consider plan liability characteristics, liquidity characteristics, funding requirements, expected rates of return and the distribution of returns. MFS identifies investment benchmarks for the asset classes in the strategic asset allocation that are market-based and investable where possible.

Actual allocations to each asset class vary from target allocations due to periodic investment strategy changes, market value fluctuations, the length of time it takes to fully implement investment allocation positions and the timing of benefit payments and contributions. The asset allocation is monitored and rebalanced on a monthly basis.

The actual allocations for the pension assets at December 31, 2015, and target allocations by asset class, are as follows:

	Target Allocations	Weighted Average Asset Allocations
Equity Securities	9.0%	10.2%
Debt Securities	29.0%	28.9%
Other	62.0%	60.9%

Risk Management In managing the plan assets, we review and manage risk associated with funded status risk, interest rate risk, market risk, counterparty risk, liquidity risk and operational risk. Liability management and asset class diversification are central to our risk management approach and are integral to the overall investment strategy. Further, asset classes are constructed to achieve diversification by investment strategy, by investment manager, by industry or sector and by holding. Investment manager guidelines for publicly traded assets are specified and are monitored regularly.

Fair Value Measurements The following table presents our plan assets using the fair value hierarchy as of December 31, 2015 and 2014. The fair value hierarchy has three levels based on the reliability of the inputs used to determine fair value. Level 1 refers to fair values determined based on quoted prices in active markets for identical assets. Level 2 refers to fair values estimated using significant other observable inputs, and Level 3 includes fair values estimated using significant non-observable inputs.

	December 31, 2015
Assets (in millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Cash	$0.3	$—	$—	$0.3
Insurance group annuity contracts	—	—	89.9	89.9
Common/collective trust funds — Government, corporate and other non-government debt	—	36.7	—	36.7
Common/collective trust funds — Corporate equity	—	15.1	—	15.1
Common/collective trust funds — Customized strategy	—	5.9	—	5.9

Total	$0.3	$57.7	$89.9	$147.9

	December 31, 2014
Assets (in millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Cash	$0.3	$—	$—	$0.3
Insurance group annuity contracts	—	—	98.9	98.9
Common/collective trust funds — Government, corporate and other non-government debt	—	21.1	—	21.1
Common/collective trust funds — Corporate equity	—	37.5	—	37.5
Common/collective trust funds — Customized strategy	—	4.3	—	4.3

Total	$0.3	$62.9	$98.9	$162.1

Cash equivalents and other short-term investments, which are used to pay benefits, are primarily held in registered money market funds which are valued using a market approach based on the quoted market prices of identical instruments. Other cash equivalent and short-term investments are valued daily by the fund using a market approach with inputs that include quoted market prices for similar instruments.

Insurance group annuity contracts are valued at the present value of the future benefit payments owed by the insurance company to the plans’ participants.

Common/collective funds are typically common or collective trusts valued at their net asset values that are calculated by the investment manager or sponsor of the fund and have daily or monthly liquidity.

A reconciliation of the fair values measurements of plan assets using significant unobservable inputs (Level 3) from the beginning of the year to the end of the year is as follows:

	Insurance Contracts Year Ended December 31,
(in millions)	2015	2014
Beginning Balance	$98.9	$98.7
Actual return on assets	0.9	11.2
Benefit payments	(5.4)	(5.8)
Foreign currency impact	(4.6)	(5.2)

Ending Balance	$89.8	$98.9

The expected 2016 contributions for pension plans are as follows: the minimum contribution for 2016 is $3.0 million; and no planned discretionary or non-cash contributions. Expected company paid claims for the postretirement health and life insurance plans are $0.2 million for 2016.

Projected benefit payments from the plans as of December 31, 2015 are estimated as follows:

(in millions)	Pension Plans	Postretirement Health and Other
2016	$10.6	$0.2
2017	11.0	0.2
2018	11.4	0.2
2019	11.9	0.2
2020	12.4	0.2
2021-2025	69.6	1.1

The fair value of plan assets for which the accumulated benefit obligation is in excess of the plan assets as of December 31, 2015 and 2014 is as follows:

	Pension Plans
(in millions)	2015	2014
Projected benefit obligation	$177.2	$195.0
Accumulated benefit obligation	176.3	194.1
Fair value of plan assets	147.9	162.1

The accumulated benefit obligation for all pension plans as of December 31, 2015 and 2014 was $176.3 million and $194.1 million, respectively.

The measurement date for all plans is December 31, 2015.

MFS, through its Lincoln Foodservice operation, participated in a multiemployer defined benefit pension plan under a collective bargaining agreement that covered certain of its union-represented employees. In 2013, with the finalization of the reorganization and plant restructuring that affected the Lincoln Foodservice operation, MFS was deemed to have effectively withdrawn its participation in the multiemployer defined benefit pension plan. This withdrawal obligation is part of the restructuring accrual in our combined balance sheet. The withdrawal obligation ($13.2 million as of December 31, 2015) is payable in 48 quarterly installments of $0.5 million through April 2025. As MFS was deemed to have effectively withdrawn its participation in this plan in 2013, no further contributions were made to the plan. The contributions by MFS to the multiemployer plan for the years ended December 31, 2015, 2014 and 2013 are as follows:

(in millions)
Pension Fund	EIN / Pension Plan Number	2015	2014	2013
Sheet Metal Workers’ National Pension Fund	52-6112463 / 001	$—	$—	$0.3

Total Contributions		$—	$—	$0.3